Note 14 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Related Party Transactions [Table Text Block]
(Dollars in thousands)	December 31,
	2012	2011
Balance, beginning of year	$1,050	$2,147
New loans	736	11
Departure of related party	-	(543)
Repayments	(406)	(565)
Balance, end of year	$1,380	$1,050